Basis of Presentation and Significant Accounting Policies - Summary of Changes in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 9,941,957	$ 7,738,104
Other comprehensive income (loss) before reclassifications	(44,311)	(85)
Amounts reclassified from accumulated other comprehensive income to interest expense	9,216	358
Other comprehensive income (loss), net of tax	(35,095)	273
Other comprehensive income (loss) attributable to noncontrolling interest	16,432	758
Ending Balance	11,611,124	9,941,957
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	12,545	14,022
Other comprehensive income (loss) before reclassifications	(43,188)	(2,680)
Amounts reclassified from accumulated other comprehensive income to interest expense	0	0
Other comprehensive income (loss), net of tax	(43,188)	(2,680)
Other comprehensive income (loss) attributable to noncontrolling interest	19,193	1,203
Ending Balance	(11,450)	12,545
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	1,434	0
Other comprehensive income (loss) before reclassifications	(1,221)	1,521
Amounts reclassified from accumulated other comprehensive income to interest expense	9,216	358
Other comprehensive income (loss), net of tax	7,995	1,879
Other comprehensive income (loss) attributable to noncontrolling interest	(2,761)	(445)
Ending Balance	6,668	1,434
Other [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	1,074	0
Other comprehensive income (loss) before reclassifications	98	1,074
Amounts reclassified from accumulated other comprehensive income to interest expense	0	0
Other comprehensive income (loss), net of tax	98	1,074
Other comprehensive income (loss) attributable to noncontrolling interest	0	0
Ending Balance	1,172	1,074
Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	15,053	14,022
Ending Balance	$ (3,610)	$ 15,053